Annual Total Returns - BlackRock Income Fund (Institutional Shares, Investor A Shares and Investor C Shares) [BarChart] - Investor A, C and Institutional - BlackRock Income Fund - Investor A Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	3.22%
Annual Return 2012	9.51%
Annual Return 2013	5.66%
Annual Return 2014	2.21%
Annual Return 2015	0.03%
Annual Return 2016	7.46%
Annual Return 2017	6.35%
Annual Return 2018	(1.23%)
Annual Return 2019	11.71%
Annual Return 2020	6.63%